Identifiable Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Identifiable Intangible Assets, net
Schedule of identifiable intangible assets

	December 31, 2018			December 31, 2017
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$291,503	$(164,611)	$126,892	$299,886	$(95,606)	$204,280
Databases and content	1,725,878	(233,733)	1,492,145	1,733,304	(130,271)	1,603,033
Computer software	268,704	(97,570)	171,134	235,420	(52,696)	182,724
Finite-lived intangible assets	2,286,085	(495,914)	1,790,171	2,268,610	(278,573)	1,990,037

Indefinite-lived intangible assets
Trade names	168,349	—	168,349	170,050	—	170,050
Total intangible assets	$2,454,434	$(495,914)	$1,958,520	$2,438,660	$(278,573)	$2,160,087

Schedule of weighted-average amortization period for finite-lived intangible assets

Remaining
Weighted-Average
Amortization Period
(in years)
Customer relationships	10.6
Databases and content	14.9
Computer software	4.9
Total	13.9

Schedule of estimated amortization for five succeeding years

2019	$176,545
2020	158,807
2021	149,326
2022	117,865
2023	113,545
Thereafter	1,036,411
Subtotal finite-lived intangible assets	1,752,499
Internally developed software projects in process	37,672
Total finite-lived intangible assets	1,790,171
Intangibles with indefinite lives	168,349
Total intangible assets	$1,958,520